Risks and concentration	12 Months Ended
Dec. 31, 2016
Risks and concentration
Risks and concentration

3.     Risks and concentration

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, accounts receivable, net, loans receivable and other receivables.

The Group expects that there is no significant credit risk associated with cash and cash equivalents and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

There are no customers or suppliers from whom revenue or purchases individually represent greater than 10% of the total revenues or the total purchases for the periods presented.

Foreign currency risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. The accounts payable generated by Jumei Global are denominated in Hong Kong dollars, U.S. dollars, Australian dollars, Japanese Yen, and Korean Won. The Group do not believe that the Group currently have any significant direct foreign exchange risk and have not used any derivative financial instruments to hedge exposure to such risk. The Group’s cash and cash equivalents and short-term investments denominated in RMB that are subject to such government controls amounted to RMB2,630,624 and RMB861,400 as of December 31, 2015 and 2016, respectively. The value of the RMB is subject to changes by the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.